Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 323	¥ 243
Additions	263	171
Disposals	(14)	(1)
Depreciation charge	(82)	(90)	¥ (99)
Closing net book amount	490	323	243
Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	747	609
Closing net book amount	940	747	609
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(424)	(366)
Closing net book amount	(450)	(424)	(366)
Servers And Network Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	70	84
Additions	12	23
Disposals	(5)
Depreciation charge	(27)	(37)
Closing net book amount	50	70	84
Servers And Network Equipment [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	354	344
Closing net book amount	335	354	344
Servers And Network Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(284)	(260)
Closing net book amount	(285)	(284)	(260)
Leasehold improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	84	80
Transfer from construction in progress	1	7
Additions	21	23
Disposals	(3)	(1)
Depreciation charge	(33)	(25)
Closing net book amount	70	84	80
Leasehold improvements [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	166	137
Closing net book amount	168	166	137
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(82)	(57)
Closing net book amount	(98)	(82)	(57)
Construction In Progress RMB Million [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	132	37
Transfer from construction in progress	(1)	(7)
Additions	210	102
Closing net book amount	341	132	37
Construction In Progress RMB Million [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	132	37
Closing net book amount	341	132	37
Office Furniture Equipment And Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	37	42
Additions	20	23
Disposals	(6)
Depreciation charge	(22)	(28)
Closing net book amount	29	37	42
Office Furniture Equipment And Other [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	95	91
Closing net book amount	96	95	91
Office Furniture Equipment And Other [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(58)	(49)
Closing net book amount	¥ (67)	¥ (58)	¥ (49)